FINANCIAL INCOME, NET	12 Months Ended
Dec. 31, 2023
FINANCIAL INCOME, NET
FINANCIAL INCOME, NET

22— FINANCIAL INCOME, NET

Interest (expense) income, net consists of the following:

	Year Ended December 31,
	2023	2022	2021
Interest income	1,311	404	10
Interest expense	(232)	(168)	(52)
Paycheck Protection Program loan forgiveness	—	—	187
Total	1,079	236	145